Investments in Affiliates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Investments in Affiliates [Line Items]
Equity interest	40.00%
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Investments in Affiliates [Line Items]
Equity interest	49.00%
Investment loss	¥ 10,354
Impairment of investments	¥ 239	¥ 239